SUMMARY OF CRITICAL ACCOUNTING POLICIES (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Shares underlying, outstanding	16,536,916	13,282,724
Employee Stock Option [Member]
Shares underlying, outstanding	6,011,023	4,674,628	4,674,628	3,646,870
Warrant [Member]
Shares underlying, outstanding	10,266,597	8,357,620	8,513,984	8,715,289
Convertible Notes Payable [Member]
Shares underlying, outstanding	259,296	250,476	252,698	243,854